Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,628,500.00
Previously Paid Amount	0.00
Total Fee Amount	2,852.02
Total Offset Amount	0.00
Net Fee	2,852.02
Narrative - Max Aggregate Offering Price	$ 18,628,500.00
Final Prospectus	true